Capital Reorganization (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2023
Capital Reorganization [Line Items]
Warrants issued		26,282,971
Professional services fee (in Dollars)			$ 6,643,367
Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Number of shares	[1]	10,092,134
Bridgetown’s Sponsor [Member]
Capital Reorganization [Line Items]
Number of shares		451,839
Working capital loans (in Dollars)		$ 4,518,390
Bridgetown’s Sponsor [Member] | Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Number of shares		10,092,134

[1]	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.